Segments and Geographic Information - Revenues, Expenses and Operating Income (Loss) by Market Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Total revenues	$ 7,551	$ 7,017
Operating expenses:
Total operating expenses	12,115	15,697
Operating income (loss):
Total operating income (loss)	(4,564)	(8,680)
Cosmetic Market
Revenues:
Total revenues	3,503	3,507
Operating expenses:
Total operating expenses	3,087	3,253
Operating income (loss):
Total operating income (loss)	416	254
Biomedical Market [Member]
Revenues:
Total revenues	4,048	3,510
Operating expenses:
Total operating expenses	2,794	2,749
Operating income (loss):
Total operating income (loss)	1,254	761
Therapeutic Market [Member]
Operating expenses:
Total operating expenses	6,234	9,695
Operating income (loss):
Total operating income (loss)	$ (6,234)	$ (9,695)